Benefit Plans - 401(k) Savings Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Maximum
401(k) Match Plan
Employer match of employee contributions as percentage of employee's pay	5.00%	5.00%
Salaries and employee benefits
401(k) Match Plan
Matching employer contributions to 401(k) plan	$ 4.1	$ 3.9